Income from securities and derivatives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Income from securities and derivatives [Abstract]
Income from amounts recovered from reinsurer	R$ 3,331,154	R$ 2,007,869	R$ 1,615,108
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	2,802,117	1,671,056	1,284,794
Gains (losses) on financial assets at fair value through profit or loss	512,996	298,832	194,250
Interest revenue for financial assets measured at amortised cost	16,041	37,981	136,064
Income from Derivatives	145,044	546,713	(69,273)
Deferred tax expense (income) relating to hedge transactions	(74,536)	40,987	(2,445)
Futures contracts and swaps - b	219,580	505,726	(66,827)
Foreign exchange revenues	136,271	74,588	88,708
Total of Income from securities and derivatives	R$ 3,612,469	R$ 2,629,170	R$ 1,634,543